MProved Systematic Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2020

	Shares	Value
SHORT TERM INVESTMENTS - 41.76%
Money Market Funds
First American Government Obligations Fund, Class X, 0.45% (a)	452,534	$452,534
First American Treasury Obligations Fund, Class X, 0.33% (a)	452,534	452,534
Total Money Market Funds
(Cost $905,068)		905,068

	Principal Amount
U.S. Treasury Bills (b) - 23.07%
Maturity Date: 04/30/2020, Yield to Maturity 1.48%	$250,000	249,989
Maturity Date: 06/08/2020, Yield to Maturity 1.52%	250,000	249,944
Total U.S. Treasury Bills
(Cost $498,891)		499,933

Total Short Term Investments
(Cost $1,403,959) - 64.83%		1,405,001

Total Investments
(Cost $1,403,959) - 64.83%		1,405,001
Assets in Excess of Other Liabilities - 35.17% (b)		762,139
Total Net Assets - 100.00%		$2,167,140

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services"). Geographic location is in the United States unless otherwise noted.

(a)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(b)	All or a portion of the assets have been committed as collateral for open swap contacts, and forward currency exchange contracts. The total value of such assets as of March 31, 2020 is $296,347.

MProved Systematic Merger Arbitrage Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
March 31, 2020
			Pay/
			Receive
			Financing	Financing	Payment	Number of	Notional	Unrealized
Counterparty	Security	Maturity Date	Rate	Rate	Frequency	Shares/Units	Amount	Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
JP Morgan Securities	Acacia Communications, Inc.	7/13/2020	Pay	0.200% + 1 Month LIBOR USD	Monthly	1,753	$ 117,767	$3,927
Goldman Sachs	Advanced Disposal Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,188	104,407	2,023
JP Morgan Securities	Allergan plc	6/29/2020	Pay	0.200% + 1 Month LIBOR USD	Monthly	920	162,931	9,714
JP Morgan Securities	Aroundtown SA	12/10/2025	Receive	0.300% + 1 Month EURIBOR	Monthly	12	58	(43)
Goldman Sachs	Caesars Entertainment Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,514	16,968	(12,030)
JP Morgan Securities	Caesars Entertainment Corporation	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	4,574	30,920	(23,252)
Goldman Sachs	Cineplex, Inc.	12/10/2025	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	1,606	16,007	(25,381)
Goldman Sachs	Cypress Semiconductor Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,381	125,891	6,495
Goldman Sachs	Delphi Technologies plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,924	23,498	(20,627)
JP Morgan Securities	E*Trade Financial Corporation	12/2/2020	Pay	0.200% + 1 Month LIBOR USD	Monthly	3,635	124,605	(57,645)
Goldman Sachs	Fitbit, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11,811	78,559	(5,746)
JP Morgan Securities	Forty Seven, Inc.	12/2/2020	Pay	0.200% + 1 Month LIBOR USD	Monthly	858	81,809	1,192
JP Morgan Securities	HP, Inc.	12/2/2020	Pay	0.200% + 1 Month LIBOR USD	Monthly	6,843	119,107	1,305
JP Morgan Securities	Ingenico Group	12/2/2020	Receive	0.300% + 1 Month EURIBOR	Monthly	1,218	126,699	(43,307)
Goldman Sachs	KEMET Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,838	68,487	(5,378)
JP Morgan Securities	Mellanox Technologies Ltd.	6/10/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	510	61,873	5,757
Goldman Sachs	Mellanox Technologies Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	872	105,637	8,566
JP Morgan Securities	Osram Licht AG	12/2/2020	Receive	0.300% + 1 Month EURIBOR	Monthly	1,230	54,498	281
Goldman Sachs	Pacific Biosciences of California, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,830	8,630	(10,512)
JP Morgan Securities	QIAGEN NV	12/2/2020	Receive	0.300% + 1 Month EURIBOR	Monthly	1,766	71,799	375
JP Morgan Securities	Ra Pharmaceuticals, Inc.	10/15/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,805	86,622	3,808
Goldman Sachs	Sprint Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,983	77,336	14,231
JP Morgan Securities	The Stars Group, Inc.	10/5/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,565	31,957	305
Goldman Sachs	TD Ameritrade Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,666	126,858	(62,340)
JP Morgan Securities	TerraForm Power, Inc., Class A	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	872	13,749	1,602
Goldman Sachs	Tiffany & Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	730	94,838	(2,579)
Goldman Sachs	TiVo Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	252	1,782	(346)
Goldman Sachs	WABCO Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	929	125,272	3,131
JP Morgan Securities	Willis Towers Watson plc	12/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	804	137,025	895
Goldman Sachs	Wright Medical Group NV	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,499	128,737	(2,357)
SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	AbbVie, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(2,436)	384
JP Morgan Securities	AbbVie, Inc.	6/29/2020	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(739)	(56,304)	(3,730)
JP Morgan Securities	Aon plc	12/2/2020	Receive	-0.240% + 1 Month LIBOR USD	Monthly	(807)	(133,170)	1,876
Goldman Sachs	Aroundtown SA	12/10/2025	Pay	-0.300% + ESTRON	Monthly	(12)	(61)	43
Goldman Sachs	BorgWarner, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(938)	(22,841)	8,551
JP Morgan Securities	Brookfield Renewable Partners LP	12/2/2020	Receive	-0.400% + 1 Month LIBOR USD	Monthly	(310)	(13,171)	(1,641)
Goldman Sachs	The Charles Schwab Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,848)	(129,220)	60,302
JP Morgan Securities	Eldorado Resorts, Inc.	12/2/2020	Receive	-0.520% + 1 Month LIBOR USD	Monthly	(224)	(3,225)	6,978
Goldman Sachs	Eldorado Resorts, Inc.	12/10/2025	Receive	-0.520% + U.S. Federal Funds Effective Rate	Monthly	(239)	(3,429)	7,417
JP Morgan Securities	Flutter Entertainment plc	12/2/2020	Receive	-0.300% + ICE LIBOR 1 Month	Monthly	(329)	(29,697)	2,889
JP Morgan Securities	Morgan Stanley	12/2/2020	Receive	-0.400% + 1 Month LIBOR USD	Monthly	(3,704)	(125,864)	56,677
Goldman Sachs	T-Mobile US, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(906)	(75,951)	1,277
JP Morgan Securities	Worldline SA	12/2/2020	Pay	-0.300% + 1 Month EURIBOR	Monthly	(1,843)	(108,279)	28,204
Goldman Sachs	Worldline SA	12/10/2025	Pay	-0.350% + ESTRON	Monthly	(3)	(178)	33
JP Morgan Securities	Xerox Holdings Corporation	12/2/2020	Receive	-0.400% + 1 Month LIBOR USD	Monthly	(733)	(14,041)	3,700
Goldman Sachs	Xperi Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(114)	(1,585)	569
								$(34,407)

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

ICE LIBOR - ICE British Pound LIBOR Rate
CORRA - Canadian Overnight Repo Rate
ESTRON - ESTR Volume Weighted Trimmed Mean Rate
EURIBOR - Euribor (Euro Interbank Offered Rate)
LIBOR - London Interbank Offered Rate